Income Taxes (Details) - Schedule of Group’s Actual Provision for Income Taxes and the Provision - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Group’s Actual Provision for Income Taxes and the Provision [Abstract]
(Loss)/Profit before income tax expenses	$ (1,620,927)	$ 805,869	$ (716,678)	$ 1,452,333	$ 853,206
Computed income tax (benefit)/expense with statutory tax rate	(596,937)	298,487	(263,930)	538,344	316,262
Effect of preferential tax rate	3,967	45,014	(22,301)	(29,148)	(20,586)
Impact of different tax rates in other jurisdictions	220,869	(143,893)	(425)	(303,869)	(244,878)
Non-deductible expenses	1,366	36	316	1,372
Deferred offering costs		72,540
Utilized tax gain/(loss)	2,059	(4,986)
Changes in valuation allowance	153,515	(16,156)	271,703	179,259	50,742
Income tax (benefit)/expenses	$ (215,161)	$ 251,042	$ (63,950)	$ 385,958	$ 101,540